Note 18 - Commitments (Details Textual)		12 Months Ended
	Dec. 21, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Feb. 28, 2018 USD ($) ft²	Apr. 30, 2016 ft²
Operating Leases, Rent Expense, Net, Total		$ 800,000	$ 700,000
Eligible Transaction, Minimum Gross Proceeds from Financing					$ 30,000,000
Strategic and Retention Bonus, Maximum Bonus, Requirement, Eligible Transaction, Minimum Gross Proceeds					$ 45,000,000
Minimum Bonus Amount, Percentage of Maximum Bonus Amount					20.00%
Private Placement Financing, Value	$ 39,000,000
Eligible Participants, Total Bonus	$ 1,400,000
Eligible Participants, Bonus Installment		700,000
Forecast [Member]
Eligible Participants, Bonus Installment				$ 700,000
Headquarters [Member]
Area of Real Estate Property | ft²						21,189	30,506
Security Deposit		140,000	$ 225,000			$ 140,000
Operating Leases, Future Minimum Payments Due, Total		$ 2,100,000